Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Withholding Income Tax Dividend Distribution	10.00%
Other Income Tax Expense (Benefit), Continuing Operations	$ 1,156,000	$ 1,870,000	$ 691,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
INCOME TAX BENEFIT (EXPENSE)	$ (126)	$ (309)	$ 410
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 1,512	1,512
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Hong Kong [Member]
Income Tax Disclosure [Line Items]
INCOME TAX BENEFIT (EXPENSE)	$ (188)	(741)	$ (532)
Hong Kong [Member] | SGOCO International
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 1,601	$ 6,106
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%
Hong Kong [Member] | First-tier rate
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	8.25%	8.25%	8.25%
Hong Kong [Member] | Second-tier rate
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%
Domestic Tax Authority [Member] | SGOCO International
Income Tax Disclosure [Line Items]
INCOME TAX BENEFIT (EXPENSE)		$ 0	$ 0